Income Taxes - Reconciliation of Effective Income Tax Rate to US Federal Income Tax Statutory Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal tax benefit at statutory rate	34.00%	34.00%
State tax benefit, net of federal benefit	5.00%	5.00%
Interest expense	(5.00%)
Mark-to-market accounting	9.00%	(12.00%)
Deemed dividend	(2.00%)	(6.00%)
Share-based compensation expense	(2.00%)
Other	1.00%	(1.00%)
Adjustment due to change in valuation allowance	(40.00%)	(20.00%)
Provision for income taxes